SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Inventory Disclosure [Abstract]
Finished Goods	$ 65,980	$ 40,969	$ 9,063
Goods-in-Process	1,263,613	1,323,535	1,405,785
Total	$ 1,329,593	$ 1,364,504	$ 1,414,848